Revenues- Deferred revenue from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred revenue from contracts with customers
Current	¥ 701,147	$ 100,263	¥ 453,986
Non-current	526,439	$ 75,280	475,331
Deferred revenue	¥ 1,227,586		¥ 929,317